Common Stock - Schedule of loss per share (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net (loss) income	$ (1,495,898)	$ (504,984)	$ 261,607	$ (10,518)	$ 1,657,247	$ 1,184,465	$ (1,739,275)	$ 2,831,194	$ 2,729,602	$ 18,132,948
Angel Studios, Inc. CIK: 0001671941
Numerator:
Net (loss) income	$ (13,855,176)			$ 25,651,806			$ (51,182,073)	$ 11,167,291	$ 9,163,794	$ (13,710,708)
Denominator:
Weighted average basic shares outstanding (in shares)	25,944,793			24,828,827			25,409,358	24,725,309	24,775,858	24,264,683
Effect of dilutive shares (in shares)				1,007,254				987,016	1,153,388	1,438,552
Weighted average diluted shares (in shares)	25,944,793			25,836,081			25,409,358	25,712,325	25,929,246	25,703,235
Basic net income (loss) per share	$ (0.534)			$ 1.033			$ (2.014)	$ 0.452	$ 0.37	$ (0.565)
Diluted net (loss) income per share	$ (0.534)			$ 0.993			$ (2.014)	$ 0.434	$ 0.353	$ (0.533)